LEASES - Summary of Maturity Analysis (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 55,222
2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	16,051
2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	14,097
2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	8,356
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,500
2023 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 10,218